OTHER CURRENT LIABILITIES Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2015	2014
Deferred charter revenue	4,120	3,285
Deferred gain on sale and leaseback	337	—
Unfavorable charter party contracts	674	—
Other current liabilities	8,862	—
	13,993	3,285